SCHEDULE OF ASSETS AND LIABILITIES OF DISPOSAL GROUP (Details) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2019
IfrsStatementLineItems [Line Items]
Right-of-use assets, net			¥ 17,266,000
Inventories, net		¥ 31,589,000
Other receivables and prepayments	5,802,000	412,000
Accrued liabilities and other payables	799,000	22,381,000
Lease liabilities	485,000	¥ 46,729,000	¥ 19,380,000
Disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, net	30,937,000
Inventories, net	28,749,000
Trade receivables, net	11,683,000
Other receivables and prepayments	3,000,000
Cash and bank balances	306,000
Total assets of the Disposal Group held for sale	74,675,000
Accrued liabilities and other payables	19,197,000
Amounts owed to related parties	35,057,000
Lease liabilities	33,325,000
Taxes payable	951,000
Total liabilities of the Disposal Group directly associated with assets classified as held for sale	¥ 88,530,000